UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03741)

Exact name of registrant as specified in charter: Putnam New York Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
8/31/09 (Unaudited)

Key to holding's abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.3%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.3%)
Territory of Guam Rev. Bonds (Section 30), Ser. A,
Guam Govt., 5 5/8s, 12/1/29	BBB-	$3,850,000	$3,810,653
			3,810,653

New York (91.1%)
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany Med. Ctr.), 6s, 5/1/29	BBB+/P	1,460,000	1,236,489
(Charitable Leadership), Ser. A , 6s, 7/1/19	B3	3,000,000	2,471,700
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	BBB+	1,000,000	920,070
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-	1,300,000	1,116,882
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/32	BBB+	2,000,000	1,708,760
(St. Peters Hosp.), Ser. E, 5 1/4s, 11/15/32	BBB+	1,000,000	854,380
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/27	BBB+	3,000,000	2,679,300
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	2,500,000	2,035,625
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (GoodShepherd Village), Ser. A,
6 7/8s, 7/1/40	B/P	715,000	530,802
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Arnot Ogden Med. Ctr.), 5s, 11/1/34	A3	1,300,000	1,092,793
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, FSA
5 3/4s, 5/1/28	AAA	5,000,000	5,354,950
5 3/4s, 5/1/25	AAA	10,330,000	11,262,489
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper
Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,049,366
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William
Smith), Ser. A, 5 3/8s, 2/1/33	A	4,500,000	4,490,865
Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 2/15/47	AA	2,500,000	2,313,575
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	928,975
Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs
Headquarters), 5 1/2s, 10/1/37	A1	4,010,000	4,038,471
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5s, 7/1/10	BB	290,000	287,225
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A3	3,500,000	3,824,205
Ser. A, 5 1/8s, 9/1/29	A3	5,000,000	5,012,650
Ser. A, AMBAC, 5s, 9/1/29	A	7,500,000	7,503,225
FSA, zero %, 6/1/28	AAA	2,510,000	1,020,390
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate
U.), Ser. A, 5s, 7/1/23	Aa3	5,090,000	5,285,202
Metro. Trans. Auth. Rev. Bonds
Ser. A, 5s, 11/15/37	A2	15,000,000	14,797,950
Ser. A, FGIC, NATL, 5s, 11/15/26	AA-	5,000,000	5,083,750
Ser. A, 5s, 11/15/22	A2	6,000,000	6,171,240
Ser. B, FSA, 5s, 11/15/22	AAA	13,350,000	14,023,775
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	9,388,620
Ser. A, FSA, 5 1/4s, 11/15/24	AAA	5,000,000	5,228,500
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,669,368
Ser. B, NATL, 5s, 11/15/24	AA	3,000,000	3,094,920
Metro. Trans. Auth. Svc. Contract Rev. Bonds
(Trans. Fac.), Ser. O, 5 3/4s, 7/1/13 (Prerefunded)	AAA	12,820,000	13,595,225
Ser. A , NATL, 5 1/2s, 1/1/20	AA-	1,000,000	1,045,660
(Trans. Fac.), Ser. O, 5 1/2s, 7/1/17 (Prerefunded)	AAA	24,345,000	28,618,521
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Highland Hosp. Rochester), 5s, 8/1/25	A2	250,000	232,335
Nassau Cnty., G.O. Bonds, Ser. A, FGIC, NATL, 6s,
7/1/13	AA-	1,000,000	1,141,100
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.)
Ser. A, 6 1/4s, 11/1/21	A3	410,000	420,594

Ser. B, 5 7/8s, 11/1/11	A3	545,000	567,923
Ser. D, 5 5/8s, 11/1/09	A3	825,000	830,189
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds,
Ser. A-2, stepped-coupon 5 1/4s, 6/1/26	BBB	6,640,000	5,532,448
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.), Ser. A, 5.45s, 11/15/12	Baa2	1,000,000	983,820
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. D,
5.55s, 11/15/24	Baa2	3,000,000	2,967,270
Niagara Falls, City School Dist. COP (High School
Fac.), FSA
5s, 6/15/28	AAA	1,490,000	1,355,796
5s, 6/15/23	AAA	3,965,000	3,838,080
NY City, G.O. Bonds
Ser. B, NATL, 6 1/2s, 8/15/11	AA	18,675,000	20,500,668
Ser. D, NATL, 6 1/2s, 11/1/10	AA	16,495,000	17,579,216
AMBAC, 6.05s, 9/1/11	AA	500,000	501,815
Ser. B, 5 3/4s, 8/1/16	AA	1,000,000	1,088,030
Ser. C, FSA, 5s, 1/1/23	AAA	10,000,000	10,486,700
Ser. N, 5s, 8/1/20	AA	1,000,000	1,059,710
Ser. M, 5s, 4/1/20	AA	6,775,000	7,159,075
Ser. I-1, 5s, 4/1/19	AA	1,215,000	1,300,572
NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr.
Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	5,893,968
NY City, City Transitional Fin. Auth. Rev. Bonds
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/29	AA-	5,000,000	5,088,650
Ser. E, 5s, 2/1/28	AAA	8,885,000	9,162,479
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/25	AA-	3,000,000	3,090,810
NY City, City Transitional Fin. Auth. VRDN (NYC
Recovery), Ser. 3, 0.28s, 11/1/22	VMIG1	11,850,000	11,850,000
NY City, Cultural Resource Rev. Bonds (Museum
of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,650,325
NY City, Cultural Resource VRDN (Lincoln Ctr.),
Ser. A-1, 0.27s, 12/1/35	VMIG1	5,000,000	5,000,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds (Hlth. Syst.),
Ser. A , 5 3/8s, 2/15/26	A1	300,000	302,556
NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,402,374
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AAA	1,000,000	1,102,790
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	2,050,000	1,827,678
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BB+	5,000,000	4,146,900
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BB+	2,190,000	1,557,528
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	A	3,500,000	3,378,235
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Ba2	3,400,000	2,713,030
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30
(Prerefunded)	AAA	5,250,000	5,650,050
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	BB/P	3,000,000	1,914,450
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,705,081
(St. Francis College), 5s, 10/1/34	A-	1,000,000	961,280
(Horace Mann School), NATL, 5s, 7/1/28	AA-	7,000,000	7,020,020
NY City, Indl. Dev. Agcy. Civic Fac. VRDN (CASA),
0.35s, 3/1/20	AA-	1,155,000	1,155,000
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds
(Airis JFK I LLC), Ser. A, 6s, 7/1/27	BBB-	9,095,000	6,896,193
(Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	3,700,000	2,601,877
NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal
One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,547,475
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	2,050,000	1,132,912
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	Aaa	5,345,000	5,800,020
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	AAA	3,490,000	3,787,104
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	10,522,800
(Second Generation Resolution), Ser. GG-1, 5 1/4s,
6/15/32	AA+	6,000,000	6,323,400
Ser. D, 5s, 6/15/37	AAA	6,000,000	6,059,520
Ser. G, FSA, 5s, 6/15/34	AAA	500,000	502,670
Ser. B, AMBAC, 5s, 6/15/28	AAA	5,000,000	5,180,250
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, FGIC, NATL, 5s, 7/15/31	AA-	10,500,000	10,634,925
Ser. S-5, 5s, 1/15/30	AA-	3,375,000	3,435,446
NY City, Trust for Cultural Resources VRDN (Lincoln
Ctr.), Ser. A-2, 0.28s, 12/1/35	VMIG1	4,000,000	4,000,000
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco
Settlement), 5 3/4s, 6/1/43	BBB	7,000,000	5,645,010
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement)
6s, 6/1/43	BBB	1,300,000	1,088,919
5 3/4s, 6/1/33	BBB	3,500,000	2,996,560
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	7,250,000	5,323,965
NY State Rev. Bonds (Homeowner Mtge.), Ser. 156, 5.2s,
10/1/28	Aa1	5,500,000	5,591,300
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	5,875,000	6,895,253
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	A3	2,750,000	2,799,775
(State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17	AAA	8,950,000	10,105,177
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11	AA-	11,200,000	11,950,624
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,048,890
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	3,250,000	3,109,373
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	A	1,340,000	1,357,608
(City U.), Ser. A, 5 3/4s, 7/1/18	AA-	35,385,000	40,156,313
(City U.), Ser. A, 5 5/8s, 7/1/16	AA-	15,600,000	17,487,444
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	9,621,915
(North Shore Long Island Jewish Group), Ser. A,
5 1/2s, 5/1/37	A-	5,000,000	4,900,150

(North Shore Long Island Jewish Group), Ser. E,
5 1/2s, 5/1/33	A-	2,000,000	1,968,640
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,600,000	1,445,984
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	3,980,305
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,666,950
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	A1	4,300,000	4,766,206
(NY Methodist Hosp.), 5 1/4s, 7/1/18	Baa3	750,000	693,398
(NY Methodist Hosp.), 5 1/4s, 7/1/17	Baa3	2,165,000	2,028,562
(NY Methodist Hosp.), 5 1/4s, 7/1/15	Baa3	1,455,000	1,406,723
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s,
10/1/36	Aa2	3,380,000	3,420,999
(Yeshiva U.), 5s, 9/1/38	AA	2,500,000	2,527,450
(Mental Hlth.), Ser. E, NATL, 5s, 2/15/35	AA-	2,510,000	2,509,925
(L I Jewish), Ser. A, 5s, 11/1/34	A3	1,800,000	1,616,976
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	13,460,985
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	6,022,560
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	Aa2	2,000,000	2,046,040
(Yeshiva U.), AMBAC, 5s, 7/1/30	Aa2	3,000,000	3,035,820
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s,
2/15/30	AA-	9,665,000	9,770,349
(Montefiore Hosp.), FGIC, FHA Insd., NATL, 5s, 8/1/29	AA-	9,510,000	9,450,277
(NYU), Ser. A, FGIC, NATL, 5s, 7/1/29	Aa3	6,705,000	6,848,621
(Yeshiva U.), AMBAC, 5s, 7/1/26	Aa2	2,700,000	2,744,118
Ser. A, NATL, 5s, 10/1/25	AA-	750,000	793,440
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 8/15/25	AAA	1,500,000	1,568,790
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,076,180
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,079,460
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,130,710
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	6,932,372
(Columbia U.), Ser. B, 5s, 7/1/21	Aaa	2,000,000	2,099,260
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Baa2	4,000,000	3,705,520
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	A3	835,000	837,196
(Colgate U.), NATL, 4 3/4s, 7/1/28	Aa3	10,000,000	10,109,300
NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm.
Facs.), Ser. A, NATL, 5s, 7/1/24	Aa3	1,000,000	1,025,840
NY State Dorm. Auth. Non-State Supported Debt
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa2	5,690,000	5,639,757
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,150,000	3,395,655
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	Baa2	4,130,000	3,749,008
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,058,170
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,102,240
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	6,803,934
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	1,953,846
(Columbia U.), Ser. C, 5s, 7/1/26	AAA	6,980,000	7,566,809
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	Baa2	1,000,000	861,560
(North Shore Long Island Jewish Oblig. Group), Ser. A,
5s, 5/1/26	A3	4,000,000	3,791,080
(St. Johns U.), Ser. A, NATL, 5s, 7/1/24	AA-	2,385,000	2,443,814
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	AA-	3,935,000	4,042,465
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	Baa2	1,000,000	905,500
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	5,492,300
Ser. A, 5s, 3/15/28	AAA	10,000,000	10,574,700
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,499,430
NY State Dorm. Auth. State Supported Debt Rev. Bonds
(2007-1 Mental), Ser. D, FSA, U.S. Govt. Coll.,
5 1/4s, 8/15/30 (Prerefunded)	Aa3	240,000	251,143
(2007-2 Mental), Ser. D, FSA, 5 1/4s, 8/15/30	AAA	520,000	525,216
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, FSA, 5s,
2/15/27	AAA	5,930,000	6,172,893
(City U.), Ser. B, 5s, 7/1/26	AA-	5,000,000	5,180,150
(State U. Dorm Fac.), Ser. E, FSA, 5s, 7/1/23	Aa3	3,000,000	3,143,730
NY State Energy Research & Dev. Auth. Rev. Bonds,
6.368s, 4/1/20	A+	7,000,000	7,086,310
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	12,400,000	12,396,776
NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aa1	10,000,000	10,327,500
(State Clean Wtr. & Drinking Revolving Fund), Ser. A,
5s, 6/15/29	Aaa	2,500,000	2,653,025
(State Clean Wtr. & Drinking Revolving Fund), Ser. C,
5s, 10/15/26	Aaa	5,000,000	5,335,500
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund)
Ser. A, 7 1/2s, 6/15/12	Aaa	35,000	35,024
Ser. B, 6.65s, 9/15/13	Aaa	2,620,000	2,626,786
NY State Env. Fac. Corp. State Clean Wtr. & Drinking
Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	5,000,000	5,135,250
(NYC Muni. Wtr. Fin.), 5s, 6/15/29	Aaa	13,590,000	14,169,478
NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	A1	11,740,000	11,947,798
(Second Generation Hwy. & Bridge Trust Fund), Ser. B,
5s, 4/1/28	AA	3,000,000	3,115,200
Ser. H, FGIC, NATL, 5s, 1/1/28	AA-	1,235,000	1,280,028
(Second Generation Hwy. & Bridge Trust Fund), Ser. B,
5s, 4/1/27	AA	4,000,000	4,174,840
(Second Generation Hwy. & Bridge Trust Fund), Ser. A,
5s, 4/1/25	AA	4,000,000	4,203,080
(Gen. Hwy. & Bridge Trust Fund), Ser. A, NATL, 5s,
4/1/22	AA	2,000,000	2,117,140
NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA-	9,500,000	10,112,465
(Clarkson Ctr.), 5 1/2s, 1/1/20	AA-	1,685,000	1,860,560
(Clarkson Ctr.), 5 1/2s, 1/1/15	AA-	3,345,000	3,596,377

(Syracuse U. ), 5 1/2s, 1/1/15	AA-	2,000,000	2,137,640
Ser. B-1, 5s, 3/15/36	AAA	11,000,000	11,234,080
Ser. A-1, FGIC, NATL, 5s, 3/15/29	AAA	6,565,000	6,725,186
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,261,350
Ser. B, 5s, 1/1/27	AA-	7,000,000	7,134,680
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	822,140
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C
7s, 8/1/31	BB-/P	3,200,000	2,623,104
7s, 8/1/21	BB-/P	2,300,000	2,025,679
Port Auth. NY & NJ Rev. Bonds
Ser. 124, 5s, 8/1/31	Aa3	1,000,000	965,110
FGIC, NATL, 4 3/4s, 10/15/28	Aa3	7,000,000	6,661,620
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	800,000	798,264
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	3,100,000	2,568,877
Rensselaer, City School Dist. COP, XLCA
5s, 6/1/21	A/P	2,010,000	1,978,302
5s, 6/1/20	A/P	1,150,000	1,147,079
5s, 6/1/19	A/P	1,345,000	1,348,712
5s, 6/1/18	A/P	1,180,000	1,196,083
Riverhead, Indl. Dev. Agcy. Civic Fac. VRDN (Central
Suffolk Hosp.), Ser. C, 0.35s, 7/1/17	VMIG1	1,795,000	1,795,000
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
NATL
5s, 10/15/26	AAA	7,000,000	7,386,960
5s, 10/15/25	AAA	16,425,000	17,395,718
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. B, 5 1/8s, 12/1/27	BBB+	1,000,000	906,760
Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	1,673,765
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 6 5/8s,
10/1/13	B+	2,000,000	1,810,580
St. Lawrence Cnty., Indl. Dev. Civic Fac. Rev. Bonds
(Clarkson U.)
5s, 7/1/25	A3	1,985,000	1,982,717
5s, 7/1/24	A3	1,890,000	1,893,515
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	1,676,740
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	470,000	431,286
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	500,000	440,795
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	2,700,000	2,661,120
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	4,200,000	4,252,920
Suffolk Cnty., Judicial Fac. Agcy. Rev. Bonds (John P.
Cohalan Complex), AMBAC, 5s, 4/15/16	A	4,220,000	4,272,033
Suffolk, Tobacco Asset Securitization Corp. Rev.
Bonds, Ser. B, 5 3/8s, 6/1/28	BBB+/F	8,730,000	7,300,375
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,361,352
7 3/8s, 3/1/21	B+/P	800,000	731,504
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse
U. )
Ser. A-2, 0.30s, 12/1/37	VMIG1	5,700,000	5,700,000
Ser. A-1, 0.30s, 7/1/37	VMIG1	3,045,000	3,045,000
Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32
(Prerefunded)	Aaa	4,250,000	4,779,125
Ser. 1, 5s, 6/1/34	BBB	3,500,000	2,681,840
Tobacco Settlement Asset Securitization Corp., Inc.
of NY Rev. Bonds, Ser. 1, 5s, 6/1/26	BBB	500,000	424,100
Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1,
5 1/2s, 6/1/18	AA-	1,000,000	1,042,260
Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. C, 5s, 11/15/29	Aa2	5,000,000	5,228,500
AMBAC, 5s, 11/15/28	Aa3	13,000,000	13,360,490
Ser. A, 5s, 11/15/23	Aa2	1,000,000	1,066,480
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev.
Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	965,000	864,814
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds
5 1/8s, 6/1/38	BBB	5,060,000	3,792,065
5s, 6/1/26	BBB	2,000,000	1,617,400
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-	2,000,000	1,694,020
			995,349,964

Puerto Rico (7.9%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	3,750,000	2,897,963
Cmnwlth. of PR, G.O. Bonds
Ser. A, 5 1/4s, 7/1/34	Baa3	1,000,000	877,720
(Pub. Impt.), NATL, 5 1/4s, 7/1/18	AA-	4,750,000	4,796,408
(Pub. Impt.), Ser. B, 5 1/4s, 7/1/17	Baa3	1,500,000	1,502,445
(Pub. Impt.), Ser. B, 5 1/4s, 7/1/16	Baa3	1,000,000	1,016,550
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	13,500,000	13,479,075
6s, 7/1/38	Baa3	3,750,000	3,762,375
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. RR,
FGIC, NATL, 5s, 7/1/24	AA-	6,500,000	6,519,110
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	155,000	154,727

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/20	AA-	1,000,000	1,003,150
Ser. AA, NATL, 5 1/2s, 7/1/19	AA-	3,000,000	3,031,530
Ser. AA, 5s, 7/1/35	BBB+	2,105,000	1,756,665
Ser. K, 5s, 7/1/21	BBB	2,000,000	1,912,620
Ser. K, 5s, 7/1/17	BBB	3,000,000	3,004,290
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,250,000	6,288,000
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Rev. Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/23	BBB+	3,000,000	2,876,100
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/23	Baa3	3,425,000	3,596,524
Ser. P, Cmnwlth. Of PR Gtd., 6 1/8s, 7/1/23	Baa3	6,500,000	6,695,195
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
6s, 8/1/42	A+	8,000,000	8,370,480
NATL, zero %, 8/1/43	AA-	8,150,000	1,017,772
zero %, 8/1/31	A+	8,500,000	1,917,515
zero %, 8/1/30	A+	8,500,000	2,102,220
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	8,000,000	7,310,952
			85,889,386

TOTAL INVESTMENTS

Total investments (cost $1,072,956,782)(b)			$1,085,050,003

NOTES

(a) Percentages indicated are based on net assets of $1,092,855,418.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,074,057,090, resulting in gross unrealized appreciation and depreciation of $39,705,000 and $28,712,087, respectively, or net unrealized appreciation of $10,992,913.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN, Mandatory Put Bonds and VRDN are the current interest rates at August 31, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2009 (as a percentage of net assets):

State government	15.2%
Utilities	13.9
Education	13.0
Limited tax	11.1
Healthcare	10.9
Local government	10.8
Transportation	10.7

The fund had the following insurance concentration greater than 10% at August 31, 2009 (as a percentage of net assets):

NATL	15.0%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$1,085,050,003	$--

Totals by level	$--	$1,085,050,003	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2009